Capital and Funding - Summary of Analysis of Bonds and Other Loans (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total bonds and other loans	[1]	€ 25,032	€ 23,391	[2]
Unilever PLC [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,216	936
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.875% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		290	274
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.125% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		408	386
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.375% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		292	276
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.500% Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		580
Unilever PLC [member] | United Kingdom, Pounds [Member] | 1.500% Notes 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		646
Unilever N.V. [member] | 1.625% Notes 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		792	791
Unilever N.V. [member] | 1.750% Bonds 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		750	749
Unilever N.V. [member] | 0.500% Notes 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		747	746
Unilever N.V. [member] | 1.375% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		743	743
Unilever N.V. [member] | 1.125% Bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		697	696
Unilever N.V. [member] | 1.125% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		694	693
Unilever N.V. [member] | 0.875% Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		647	647
Unilever N.V. [member] | 0.500% Bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		644	642
Unilever N.V. [member] | 1.375% Notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		642	642
Unilever N.V. [member] | 0.375% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		599	599
Unilever N.V. [member] | 1.000% Notes 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		598	598
Unilever N.V. [member] | 1.000% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		498	497
Unilever N.V. [member] | 0.000% Notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		498	497
Unilever N.V. [member] | 0.500% Notes 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		495	494
Unilever N.V. [member] | 0.500% Notes 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		498	497
Unilever N.V. [member] | 0.000% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		300	300
Unilever N.V. [member] | Bonds and Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		9,842	9,831
Other Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		12,974	12,624
Other Group Companies [member] | Switzerland [Member] | Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		24	10
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | Commercial Paper [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,276	1,070
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 4.250% Notes 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		892	873
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.900% Bonds 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		883	865
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.900% Notes 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		879	860
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.200% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		755	738
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.800% Notes 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		714	698
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.500% Notes 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		703	687
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 4.800% Bonds 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			656
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.200% Notes 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			655
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.000% Notes 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		616	602
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 1.375% Notes 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		489	478
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.125% Notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		488	477
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.100% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		446	436
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.000% Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		444	434
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.250% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		443	433
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.100% Notes 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		442	432
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.600% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		442	432
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.500% Bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		441	431
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.750% Bonds 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		356	348
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 3.375% Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		309	302
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 7.250% Bonds 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		260	254
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 6.625% Bonds 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		206	200
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.150% Notes 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		135	134
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 5.600% Bonds 2097 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		82	80
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.125% Notes 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		749
Other Group Companies [member] | United States [member] | United States of America, Dollars [Member] | 2.600% Notes 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		457
Other Group Companies [member] | Other Countries [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 43	€ 39

[1]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.